Label	Element	Value
Roundhill NFLX WeeklyPay ETF | Netflix, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	119.70%
Roundhill NFLX WeeklyPay ETF | First American Government Obligations Fund [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	20.10%
Roundhill NFLX WeeklyPay ETF | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	122.10%	[1]
Roundhill NFLX WeeklyPay ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	122.10%
Roundhill NFLX WeeklyPay ETF | Money Market Funds [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	20.10%
Roundhill NFLX WeeklyPay ETF | Common Stocks [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	20.00%
Roundhill NFLX WeeklyPay ETF | Total Return Swaps [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	6.40%
Roundhill NFLX WeeklyPay ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	(68.60%)

[1]
*	Held for cash and collateral management purposes.